Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Financing receivable, recorded investment [Line items]
Current year		¥ 511,985	¥ 462,488
Year before current year		854,399	859,885
Two years before current year		209,502	124,565
Three years before current year		207,088	194,442
Four years before current year		74,380	248,503
More than five year before current year		193,187	128,036
Revolving		317,196	352,218
Total loans		2,367,737	2,370,137
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		104,543	106,554
Year before current year		152,888	126,834
Two years before current year		5,960	8,325
Three years before current year		8,050	17,308
Four years before current year		14,817	9,213
More than five year before current year		16,047	12,729
Revolving
Total loans		302,305	280,963
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		4,673	6,000
Year before current year		9,297	18,175
Two years before current year		9,169	12,703
Three years before current year		9,513	20,565
Four years before current year		11,036	9,982
More than five year before current year		25,806	25,841
Revolving
Total loans		69,494	93,266
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year			2,196
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans			2,196
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		9,132
Year before current year		433,330	52,545
Two years before current year		184,579	86,910
Three years before current year		169,393	20,710
Four years before current year		20,423	3,258
More than five year before current year			52,496
Revolving		10,392	9,916
Total loans		827,249	225,835
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year		3,000	1,000
Two years before current year		1,000
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		4,000	1,000
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		117,680	80,167
Year before current year		199,696	169,655
Two years before current year			1,693
Three years before current year		1,642	638
Four years before current year		415	587
More than five year before current year		2,395	6,779
Revolving
Total loans		321,828	259,519
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year		1,000
Three years before current year		3,370
Four years before current year		1,692
More than five year before current year		1,660
Revolving
Total loans		7,722
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		598	86,300
Year before current year		8,242	307,636
Two years before current year		7,322	14,718
Three years before current year		14,954	131,266
Four years before current year		23,811	115,494
More than five year before current year		20,791	30,085
Revolving		69,260	92,039
Total loans		144,978	777,538
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year			11,621
Year before current year			20,516
Two years before current year
Three years before current year			1,989
Four years before current year
More than five year before current year
Revolving
Total loans			34,126
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year			1,940
Four years before current year
More than five year before current year
Revolving
Total loans			1,940
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year				[1]
Year before current year			57,524	[1]
Two years before current year				[1]
Three years before current year				[1]
Four years before current year				[1]
More than five year before current year				[1]
Revolving				[1]
Total loans			57,524	[1]
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year		2,184
More than five year before current year
Revolving
Total loans		2,184
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	55,842
Year before current year	[2]	45,404	82,304
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]	101,246	82,304
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	217,767	169,195
Year before current year	[2]	2,081	23,238
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]	237,425	250,167
Total loans	[2]	457,273	442,600
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	1,550	455
Year before current year	[2]	458	20
Two years before current year	[2]		25
Three years before current year	[2]		26
Four years before current year	[2]	2	10
More than five year before current year	[2]		101
Revolving	[2]	119	96
Total loans	[2]	2,129	733
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		200
Year before current year		3	438
Two years before current year		472	191
Three years before current year		166
Four years before current year			109,959
More than five year before current year		126,488	5
Revolving
Total loans		127,329	110,593
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		278,065	186,721
Year before current year		397,988	378,793
Two years before current year		5,960	10,018
Three years before current year		9,692	17,946
Four years before current year		15,232	9,800
More than five year before current year		18,442	19,508
Revolving
Total loans		725,379	622,786
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		4,673	6,000
Year before current year		9,297	18,175
Two years before current year		10,169	12,703
Three years before current year		12,883	22,505
Four years before current year		12,728	9,982
More than five year before current year		27,466	25,841
Revolving
Total loans		77,216	95,206
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year		217,767	169,195
Year before current year		2,081	23,238
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving		237,425	250,167
Total loans		457,273	442,600
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year			2,196
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans			2,196
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		11,280	86,755
Year before current year		442,030	417,725
Two years before current year		191,901	101,653
Three years before current year		184,347	152,002
Four years before current year		44,236	118,762
More than five year before current year		20,791	82,682
Revolving		79,771	102,051
Total loans		974,356	1,061,630
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		200	11,621
Year before current year		3	20,954
Two years before current year		472	191
Three years before current year		166	1,989
Four years before current year		2,184	109,959
More than five year before current year		126,488	5
Revolving
Total loans		129,513	144,719
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year		3,000	1,000
Two years before current year		1,000
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		¥ 4,000	¥ 1,000

[1]	Includes loans of ¥57,524 million in connection with the U.S. Prime Brokerage Event. See Note 20 “Segment and geographic information” for further information on this event.
[2]	Relate to collateralized exposures where a specified ratio of LTV is maintained.